Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Rate of capitalization				7.22%	7.89%	8.19%
Amount capitalized				$ 6	$ 17	$ 12
Discount rate after taxes of the CGU Gas - Neuquina		14.89%		14.80%	15.00%
0 to 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate after taxes of the CGU Gas - Neuquina	14.80%					14.80%
1 - 2 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate after taxes of the CGU Gas - Neuquina			14.63%
CGU Gas Neuquina Basin [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 506
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax		$ 329
Book value of the net assets	$ 2,585			$ 2,769	$ 2,400	$ 2,585
CGU Gas Austral Basin [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	25		$ 98
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax			$ 64			16
Recoverable value after taxes	$ 65					$ 65
CGU Oil CGU Gas Austral Basin And CGU Gas Neuquina Basin [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss					1,782
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax					$ 1,158
CGU Gas Northwest Basin [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				58
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax				37
Recoverable value after taxes				$ 28